Share Capital and Treasury Shares - Summary of Reconciliation of Share Capital And Treasury Shares (Detail) - SGD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Reconciliation Of Share Capital And Treasury Shares [Line Items]
Beginning balance	$ (26,515,000)	$ (20,396,000)		$ 13,346,000
Ending balance	$ 387,191,000	$ (26,515,000)		$ (20,396,000)
Issued capital [member]
Disclosure Of Reconciliation Of Share Capital And Treasury Shares [Line Items]
Beginning of financial year (Shares)	1,550,711	1,534,032		1,527,623
Shares issued (Note 23(a))	650,103	16,679		6,409
Conversion of preference shares to ordinary shares (Note 18)	1,340,247
Treasury shares purchased (Note 23(b))		0		0
End of financial year (Shares)	3,541,061	1,550,711		1,534,032
Beginning balance	$ 36,553,000	$ 33,886,000		$ 32,120,000
Shares issued (Note 23(a))	252,338,000	2,667,000		1,766,000
Conversion of preference shares to ordinary shares (Note 18)	395,456,000
Treasury shares purchased (Note 23(b))		0		0
Ending balance	$ 684,347,000	$ 36,553,000		$ 33,886,000
Treasury shares [member]
Disclosure Of Reconciliation Of Share Capital And Treasury Shares [Line Items]
Beginning of financial year (Shares)	0	(3,653)		(153)
Shares issued (Note 23(a))	0	0		0
Conversion of preference shares to ordinary shares (Note 18)	0
Treasury shares purchased (Note 23(b))		3,653		(3,500)
End of financial year (Shares)	0	0		(3,653)
Beginning balance	$ 0	$ 0	[1]	$ 0	[1]
Shares issued (Note 23(a))	0	0		0
Conversion of preference shares to ordinary shares (Note 18)	0
Treasury shares purchased (Note 23(b))	0	0		0
Ending balance	$ 0	$ 0		$ 0	[1]

[1]	Less than $1,000